Commitments (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Contractual Obligations
As of December 31, 2022, CEMEX had the following contractual obligations:

	2022
Obligations	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Long-term debt	$45	1,820	2,567	2,578	7,010
Leases 1	304	428	244	535	1,511

Total debt and other financial obligations 2	349	2,248	2,811	3,113	8,521
Interest payments on debt 3	396	705	398	366	1,865
Pension plans and other benefits 4	145	279	279	682	1,385
Acquisition of property, plant and equipment 5	86	67	3	–	156
Purchases of services, raw materials, fuel and energy 6	785	837	695	645	2,962

Total contractual obligations	$1,761	4,136	4,186	4,806	14,889

1
Represent nominal cash flows. As of December 31, 2022, the NPV of future payments under such leases was $1,075, of which, $368 refers to payments from 1 to 3 years and $183 refers to payments from 3 to 5 years.

2
The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, CEMEX has replaced its long-term obligations for others of a similar nature.

3	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2022.
4	Represents estimated annual payments under these benefits for the next 10 years (note 19), including the estimate of new retirees during such future years.
5	Refers mainly to the expansion of a cement-production line in the Philippines.
6
Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include CEMEX’s commitments for the purchase of fuel. In addition, includes a contractual commitment with Neoris over a
5-year
contract beginning in 2023 until 2027 for the acquisition by CEMEX of digitalization services and solutions for an annual amount of $55. Moreover, includes the Company’s commitments with six vendors for back-office services for an average annual amount of $60.